As filed with the Securities and Exchange Commission on September 6, 2007
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Registration No. 333-144755                          OMB Number:      3235-0336
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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

PRE-EFFECTIVE AMENDMENT NO. 5                                              / X /

POST-EFFECTIVE AMENDMENT NO. __                                            /   /

                    OPPENHEIMER CAPITAL APPRECIATION FUND
              (Exact Name of Registrant as Specified in Charter)

           6803 South Tucson Way, Centennial, Colorado 80112-3924
                   (Address of Principal Executive Offices)

                                303-768-3200
                 (Registrant's Area Code and Telephone Number)

                             Robert G. Zack, Esq.
                    Executive Vice President & General Counsel
                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10148
                                (212) 323-0250
                     (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

     Title of Securities  Being  Registered:  Class A, Class B, Class C, Class N
and Class Y shares of Oppenheimer Capital Appreciation Fund.

     No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

     The Registrant  hereby amends this  Registration  Statement on such date as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission,  acting pursuant to said Section 8(a), may determine.

     This   Pre-Effective   Amendment  is  being  filed  solely  to  correct  an
administrative  error; to add share class  identifiers for Capital  Appreciation
Fund in the Edgar filing. There are no other changes included in the filing.

     Part A is incorporated herein by reference from the Registration  Statement filed  on  August  17,  2007.  Part  B, C and  Exhibits  14(i)  and  14(ii)  are
incorporated herein by reference from the Registration Statement filed on August
30, 2007.

                                   SIGNATURES

     As required by the  Securities Act of 1933, as amended,  this  registration statement has been signed on behalf of the  registrant,  in the City of New York and State of New York, on the 5th day of September, 2007.

                                           Oppenheimer Capital Appreciation Fund

                                           By:  /s/ John V. Murphy*
                                           -------------------------------------
                                           John V. Murphy, President,
                                           Principal Executive Officer & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
Brian F. Wruble                             Board of Trustees                           September 5, 2007

/s/ John V. Murphy*                         President, Principal
John V. Murphy                              Executive Officer and Trustee               September 5, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        September 5, 2007
Brian W. Wixted                             Financial & Accounting Officer

/s/ David K. Downes*                        Trustee                                     September 5, 2007
David K. Downes

/s/ Matthew P. Fink*                        Trustee                                     September 5, 2007
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     September 5, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     September 5, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     September 5, 2007
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     September 5, 2007
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*               Trustee                                     September 5, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     September 5, 2007
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     September 5, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact